Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Proceeds on account of convertible options	Controlling shareholders		Transactions with non-controlling interests		Transactions Share-based payment		Hedge Reserve		Translation reserve from foreign operation		Translation reserve from currency Presentation		Accumulated profit (loss)	Total attributable to the owners of the company	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 2,827	$ 762,516	$ 15,496	$ 5,378	[1]	$ (19,404)	[1]	$ 34,009	[1]	$ 20,770	[1]	$ 14,775	[1]	$ (25,059)	[1]	$ (7,214)	$ 804,094	$ 245,940	$ 1,050,034
Profit for the year	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	70,924	70,924	27,117	98,041
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging, net of tax	0	0	0	0	[1]	0	[1]	0	[1]	12,586	[1]	0	[1]	0	[1]	0	12,586	3,343	15,929
Exchange differences due to translation of foreign operations	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	42,364	[1]	0	[1]	0	42,364	11,299	53,663
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(33,691)	[1]	0	(33,691)	(7,987)	(41,678)
Total other comprehensive loss for the year	0	0	0	0	[1]	0	[1]	0	[1]	12,586	[1]	42,364	[1]	(33,691)	[1]	0	21,259	6,655	27,914
Total comprehensive income (loss) for the year	0	0	0	0	[1]	0	[1]	0	[1]	12,586	[1]	42,364	[1]	(33,691)	[1]	70,924	92,183	33,772	125,955
Issuance of shares, net	456	265,994	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	266,450	0	266,450
Share-based payment	0	0	0	0	[1]	0	[1]	8,841	[1]	0	[1]	0	[1]	0	[1]	0	8,841	0	8,841
Exercise of options shares	10	22	(2)	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	30	0	30
Increase in ownership rate interest within control	0	0	0	0	[1]	(2,839)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	(2,839)	(4,557)	(7,396)
Sale of consolidated subsidiaries	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	191	191
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	(13,596)	(13,596)
Investment in consolidated entity	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	5,448	5,448
Increase (decrease) in equity	466	266,016	(2)	0	[1]	(2,839)	[1]	8,841	[1]	0	[1]	0	[1]	0	[1]	0	272,482	(12,514)	259,968
Balance at Dec. 31, 2023	3,293	1,028,532	15,494	5,378	[1],[2]	(22,243)	[1],[2]	42,850	[1],[2]	33,356	[1],[2]	57,139	[1],[2]	(58,750)	[1],[2]	63,710	1,168,759	267,198	1,435,957
Profit for the year	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	44,209	44,209	22,296	66,505
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging, net of tax	0	0	0	0	[2]	0	[2]	0	[2]	(7,727)	[2]	0	[2]	0	[2]	0	(7,727)	(5,957)	(13,684)
Exchange differences due to translation of foreign operations	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	(30,757)	[2]	0	[2]	0	(30,757)	(9,541)	(40,298)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	(6,202)	[2]	0	(6,202)	(1,428)	(7,630)
Total other comprehensive loss for the year	0	0	0	0	[2]	0	[2]	0	[2]	(7,727)	[2]	(30,757)	[2]	(6,202)	[2]	0	(44,686)	(16,926)	(61,612)
Total comprehensive income (loss) for the year	0	0	0	0	[2]	0	[2]	0	[2]	(7,727)	[2]	(30,757)	[2]	(6,202)	[2]	44,209	(477)	5,370	4,893
Share-based payment	0	0	0	0	[2]	0	[2]	13,840	[2]	0	[2]	0	[2]	0	[2]	0	13,840	0	13,840
Exercise of options shares	15	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	15	0	15
Increase in ownership rate interest within control	0	0	0	0	[2]	(1,611)	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	(1,611)	355	(1,256)
Sale of consolidated subsidiaries	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	469	469
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(25,536)	(25,536)
Investment in consolidated entity	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	179	179
Exercise of loans into equity	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	12,373	12,373
Increase (decrease) in equity	15	0	0	0	[2]	(1,611)	[2]	13,840	[2]	0	[2]	0	[2]	0	[2]	0	12,244	(12,160)	84
Balance at Dec. 31, 2024	3,308	1,028,532	15,494	5,378	[2],[3]	(23,854)	[2],[3]	56,690	[2],[3]	25,629	[2],[3]	26,382	[2],[3]	(64,952)	[2],[3]	107,919	1,180,526	260,408	1,440,934
Profit for the year	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	132,104	132,104	28,598	160,702
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging, net of tax	0	0	0	0	[3]	0	[3]	0	[3]	(7,371)	[3]	0	[3]	0	[3]	0	(7,371)	(2,804)	(10,175)
Exchange differences due to translation of foreign operations	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	(133,030)	[3]	0	[3]	0	(133,030)	(2,165)	(135,195)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	197,424	[3]	0	197,424	39,951	237,375
Total other comprehensive loss for the year	0	0	0	0	[3]	0	[3]	0	[3]	(7,371)	[3]	(133,030)	[3]	197,424	[3]	0	57,023	34,982	92,005
Total comprehensive income (loss) for the year	0	0	0	0	[3]	0	[3]	0	[3]	(7,371)	[3]	(133,030)	[3]	197,424	[3]	132,104	189,127	63,580	252,707
Issuance of shares, net	340	290,358	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	290,698	0	290,698
Issuance of convertible debentures	0	0	9,957	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	9,957	0	9,957
Share-based payment	0	0	0	0	[3]	0	[3]	17,573	[3]	0	[3]	0	[3]	0	[3]	0	17,573	0	17,573
Exercise of options shares	53	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	53	0	53
Exercise of share options	10	826	(71)	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	765	0	765
Increase in ownership rate interest within control	0	0	0	0	[3]	(558)	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	(558)	16	(542)
Sale of consolidated subsidiaries	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	(201)	(201)
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	(29,805)	(29,805)
Investment in consolidated entity	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	12,799	12,799
Increase (decrease) in equity	403	291,184	9,886	0	[3]	(558)	[3]	17,573	[3]	0	[3]	0	[3]	0	[3]	0	318,488	(17,191)	301,297
Balance at Dec. 31, 2025	$ 3,711	$ 1,319,716	$ 25,380	$ 5,378	[3]	$ (24,412)	[3]	$ 74,263	[3]	$ 18,258	[3]	$ (106,648)	[3]	$ 132,472	[3]	$ 240,023	$ 1,688,141	$ 306,797	$ 1,994,938

[1]	The Capital reserves as of December 31, 2023 total to USD 30,469 thousands
[2]	The Capital reserves as of December 31, 2024 total to USD 25,273 thousands
[3]	The Capital reserves as of December 31, 2025 total to USD 99,311 thousands